Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current assets:
Cash	$ 39,662	[1]	$ 5,760	[2]	$ 11,054	[2]	$ 7,020	[1]	$ 5,011	[2]	$ 4,809	[3],[4]	$ 20,608	[3],[4]	$ 10,498	[3]
Restricted cash					0						691	[4]
Accounts receivable, net	23,775	[1]	33,471	[2]	41,477	[2]					82,117	[4]
Intercompany receivables	0		0		0						0
Inventories	28,011	[1]	22,002	[2]	27,971	[2]					23,684	[4]
Prepaid expenses and other current assets	7,113	[1]	5,792	[2]	4,840	[2]					6,558	[4]
Total current assets	98,561	[1]	67,025	[2]	85,342	[2]					117,859	[4]
Property, plant and equipment, net	408,219	[1]	406,303	[2]	393,512	[2]					284,394	[4]
Goodwill and intangible assets, net	10,938	[1]	11,359	[2]	45,524	[2]					66,750	[4]
Investment in consolidated affiliates	0		0		0						0
Other assets	8,123	[1]	9,031	[2]	9,830	[2]					12,826	[4]
Total assets	525,841	[1]	493,718	[2]	534,208	[2]					481,829	[4]
Current liabilities:
Accounts payable	15,477	[1]	20,525	[2]	24,237	[2]					26,048	[4]
Intercompany payables	0		0		0						0
Accrued and other current liabilities	4,848	[1]	7,375	[2]	6,429	[2]					12,249	[4]
Due to sponsor	121,249	[1]	119,856	[2]	106,746	[2]					57,920	[4]
Current portion of long-term debt	2,917	[1]	2,816	[2]	3,258	[2]					2,000	[4]
Total current liabilities	144,491	[1]	150,572	[2]	140,670	[2]					98,217	[4]
Long-term debt	192,240	[1]	245,742	[2]	246,783	[2]					198,364	[4]
Asset retirement obligations	7,619	[1]	7,154	[2]	7,066	[2]					6,730	[4]
Total liabilities	344,350	[1]	403,468	[2]	394,519	[2]					303,311	[4]
Partners' capital	174,289	[1]	83,028	[2]	134,096	[2]					175,857	[4]
Non-controlling interest	7,202	[1]	7,222	[2]	5,593	[2]					2,661	[4]
Total equity and partners' capital	181,491	[1]	90,250	[2]	139,689	[2]					178,518	[4]	183,354		95,127
Total liabilities, equity and partners' capital	525,841	[1]	493,718	[2]	534,208	[2]					481,829	[4]
Reportable Legal Entities | Parent
Current assets:
Cash	37,011		3,348		4,136		1,051		622		308		12,056		0
Restricted cash											0
Accounts receivable, net	0		0		0						0
Intercompany receivables	53,558		43,455		47,951						88,621
Inventories	0		0		0						0
Prepaid expenses and other current assets	422		497		57						277
Total current assets	90,991		47,300		52,144						89,206
Property, plant and equipment, net	11		13		14						23
Goodwill and intangible assets, net	0		0		0						0
Investment in consolidated affiliates	273,774		278,626		325,161						277,238
Other assets	1,109		1,436		1,553						7,511
Total assets	365,885		327,375		378,872						373,978
Current liabilities:
Accounts payable	428		354		56						151
Intercompany payables	0		0		0						0
Accrued and other current liabilities	1,006		1,102		1,284						513
Due to sponsor	(4)		0		319						769
Current portion of long-term debt	2,000		2,000		2,000						2,000
Total current liabilities	3,430		3,456		3,659						3,433
Long-term debt	188,166		240,891		241,117						194,688
Asset retirement obligations	0		0		0						0
Total liabilities	191,596		244,347		244,776						198,121
Partners' capital	174,289		83,028		134,096						175,857
Non-controlling interest	0		0		0						0
Total equity and partners' capital	174,289		83,028		134,096						175,857
Total liabilities, equity and partners' capital	365,885		327,375		378,872						373,978
Reportable Legal Entities | Guarantor Subsidiaries
Current assets:
Cash	2,477		1,946		5,077		4,988		2,846		3,490		3,991		10,498
Restricted cash											691
Accounts receivable, net	23,775		33,471		39,292						71,504
Intercompany receivables	155,962		164,474		160,108						120,401
Inventories	15,969		12,852		19,180						18,828
Prepaid expenses and other current assets	6,270		4,846		4,282						3,802
Total current assets	204,453		217,589		227,939						218,716
Property, plant and equipment, net	170,950		170,117		164,500						136,240
Goodwill and intangible assets, net	10,938		11,359		45,524						66,750
Investment in consolidated affiliates	0		0		0						0
Other assets	6,264		6,770		7,377						5,315
Total assets	392,605		405,835		445,340						427,021
Current liabilities:
Accounts payable	6,964		11,996		9,941						21,401
Intercompany payables	0		0		0						0
Accrued and other current liabilities	1,900		3,394		1,910						6,236
Due to sponsor	1,101		3,021		575						11,978
Current portion of long-term debt	917		816		1,258						0
Total current liabilities	10,882		19,227		13,684						39,615
Long-term debt	4,074		4,851		5,666						3,676
Asset retirement obligations	2,008		1,972		1,935						1,799
Total liabilities	16,964		26,050		21,285						45,090
Partners' capital	375,641		379,785		424,055						381,931
Non-controlling interest	0		0		0						0
Total equity and partners' capital	375,641		379,785		424,055						381,931
Total liabilities, equity and partners' capital	392,605		405,835		445,340						427,021
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets:
Cash	174		466		1,841		981		1,543		1,011		4,561		0
Restricted cash											0
Accounts receivable, net	0		0		2,185						10,613
Intercompany receivables	0		0		0						0
Inventories	12,859		9,814		9,159						6,521
Prepaid expenses and other current assets	421		449		501						2,479
Total current assets	13,454		10,729		13,686						20,624
Property, plant and equipment, net	237,258		236,173		228,998						148,131
Goodwill and intangible assets, net	0		0		0						0
Investment in consolidated affiliates	224,250		224,250		224,250						224,250
Other assets	750		825		900						0
Total assets	475,712		471,977		467,834						393,005
Current liabilities:
Accounts payable	8,085		8,175		14,240						4,496
Intercompany payables	209,520		207,929		208,059						209,021
Accrued and other current liabilities	1,942		2,879		3,235						5,500
Due to sponsor	120,152		116,835		105,852						45,173
Current portion of long-term debt	0		0		0						0
Total current liabilities	339,699		335,818		331,386						264,190
Long-term debt	0		0		0						0
Asset retirement obligations	5,611		5,182		5,131						4,931
Total liabilities	345,310		341,000		336,517						269,121
Partners' capital	123,200		123,755		125,724						121,223
Non-controlling interest	7,202		7,222		5,593						2,661
Total equity and partners' capital	130,402		130,977		131,317						123,884
Total liabilities, equity and partners' capital	475,712		471,977		467,834						393,005
Eliminations
Current assets:
Cash	0		0		0		$ 0		$ 0		0		$ 0		$ 0
Restricted cash											0
Accounts receivable, net	0		0		0						0
Intercompany receivables	(209,520)		(207,929)		(208,059)						(209,022)
Inventories	(817)		(664)		(368)						(1,665)
Prepaid expenses and other current assets	0		0		0						0
Total current assets	(210,337)		(208,593)		(208,427)						(210,687)
Property, plant and equipment, net	0		0		0						0
Goodwill and intangible assets, net	0		0		0						0
Investment in consolidated affiliates	(498,024)		(502,876)		(549,411)						(501,488)
Other assets	0		0		0						0
Total assets	(708,361)		(711,469)		(757,838)						(712,175)
Current liabilities:
Accounts payable	0		0		0						0
Intercompany payables	(209,520)		(207,929)		(208,059)						(209,021)
Accrued and other current liabilities	0		0		0						0
Due to sponsor	0		0		0						0
Current portion of long-term debt	0		0		0						0
Total current liabilities	(209,520)		(207,929)		(208,059)						(209,021)
Long-term debt	0		0		0						0
Asset retirement obligations	0		0		0						0
Total liabilities	(209,520)		(207,929)		(208,059)						(209,021)
Partners' capital	(498,841)		(503,540)		(549,779)						(503,154)
Non-controlling interest	0		0		0						0
Total equity and partners' capital	(498,841)		(503,540)		(549,779)						(503,154)
Total liabilities, equity and partners' capital	$ (708,361)		$ (711,469)		$ (757,838)						$ (712,175)

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.